Intangible Assets	3 Months Ended
Jul. 31, 2026
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS
6.
INTANGIBLE ASSETS

Changes in the value of the intangible assets during the three months ended July 31, 2026, and the year ended April 30, 2026, are as follows:

(in thousands)	Internally Generated Development Costs $	Intellectual Property $	Proprietary Processes $	Certifications $	Total $
Cost:
Balance, April 30, 2025	33	10,969	8,323	146	19,471
Discontinued operations	—	(4,292)	(8,080)	(146)	(12,518)
Foreign exchange	—	175	8	—	183
Balance, April 30, 2026	33	6,852	251	—	7,136
Foreign exchange	—	—	—	—	—
Balance, July 31, 2026	33	6,852	251	—	7,136

Accumulated Amortization:
Balance, April 30, 2025	33	9,902	8,323	146	18,404
Discontinued operations	—	(3,341)	(8,080)	(146)	(11,567)
Foreign exchange	—	291	8	—	299
Balance, April 30, 2026	33	6,852	251	—	7,136
Foreign exchange	—	—	—	—	—
Balance, July 31, 2026	33	6,852	251	—	7,136

Net Book Value:
April 30, 2026	—	—	—	—	—
July 31, 2026	—	—	—	—	—